UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03479
                                   ---------

                    FRANKLIN NEW YORK TAX-FREE INCOME FUND
                    --------------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                -----------------------------------------------
               (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                   (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 5/31
                         ----

Date of reporting period: 11/30/07
                          --------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

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                                                    NOVEMBER 30, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    SEMIANNUAL REPORT AND SHAREHOLDER LETTER             TAX-FREE INCOME
--------------------------------------------------------------------------------

                                                    WANT TO RECEIVE
                                                    THIS DOCUMENT
                                                    FASTER VIA EMAIL?
                      FRANKLIN NEW YORK
                     TAX-FREE INCOME FUND           Eligible shareholders can
                                                    sign up for eDelivery at
                                                    franklintempleton.com.
                                                    See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                        FRANKLIN o Templeton o Mutual Series

                               Franklin Templeton Investments

                               GAIN FROM OUR PERSPECTIVE(R)

                               Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE          Each of our portfolio management groups operates
                               autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                               FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                               TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                               MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION           Because our management groups work independently
                               and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST      At Franklin Templeton Investments, we seek to
                               consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
MUTUAL FUNDS - RETIREMENT PLANS - 529 COLLEGE SAVINGS PLANS - SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

Not part of the semiannual report

                                    Contents

SHAREHOLDER LETTER .......................................................     1

SPECIAL FEATURE:

Understanding Interest Rates .............................................     4

SEMIANNUAL REPORT

Franklin New York Tax-Free Income Fund ...................................     7

Performance Summary ......................................................    12

Your Fund's Expenses .....................................................    15

Financial Highlights and Statement of Investments ........................    17

Financial Statements .....................................................    36

Notes to Financial Statements ............................................    40

Shareholder Information ..................................................    47

--------------------------------------------------------------------------------


Semiannual Report

Franklin New York Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin New York Tax-Free Income Fund seeks to provide as high a level of income exempt from federal, New York state and New York City personal income taxes as is consistent with prudent management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes. 1

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
11/30/07

--------------------------------------------------------------------------------
                                                               % OF TOTAL
RATINGS                                                 LONG-TERM INVESTMENTS**
--------------------------------------------------------------------------------
   AAA                                                            68.0%
--------------------------------------------------------------------------------
   AA                                                             22.5%
--------------------------------------------------------------------------------
   A                                                               2.7%
--------------------------------------------------------------------------------
   BBB                                                             0.7%
--------------------------------------------------------------------------------
   Not Rated by S&P                                                6.1%
--------------------------------------------------------------------------------

* Standard & Poor's (S&P) is the primary independent rating agency; Moody's is the secondary rating agency. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

** Does not include short-term investments and other net assets.

RATINGS                       MOODY'S            INTERNAL
---------------------------------------------------------
AAA or Aaa                       1.9%                0.2%
AA or Aa                         0.2%                 --
A                                1.1%                1.9%
BBB or Baa                       0.4%                0.2%
Below Investment Grade           0.1%                0.1%
---------------------------------------------------------
Total                            3.7%                2.4%

--------------------------------------------------------------------------------

This semiannual report for Franklin New York Tax-Free Income Fund covers the period ended November 30, 2007.

1. For investors subject to alternative minimum tax, a small portion of this income may be taxable. Distributions of capital gains are generally taxable. To avoid the imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 21.


                                                           Semiannual Report | 7

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

PERFORMANCE OVERVIEW

The Fund's Class A share price, as measured by net asset value, decreased from $11.69 on May 31, 2007, to $11.68 on November 30, 2007. The Fund's Class A shares paid dividends totaling 25.32 cents per share for the same period. 2 The Performance Summary beginning on page 12 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.15%, based on an annualization of the 4.22 cent per share November dividend and the maximum offering price of $12.20 on November 30, 2007. An investor in the 2007 maximum combined effective federal and New York state and City personal income tax bracket of 41.82% would need to earn a distribution rate of 7.13% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class B, C and Advisor shares' performance, please see the Performance Summary.

STATE UPDATE

New York's economy slowed during the six months under review, although it held up better than most northeastern states partly because of the solid New York City economy and the state's still-strong housing market, which continued to appreciate. Employment weakness was evident in the construction, manufacturing, retail services, and professional and business services sectors. On the other hand, the financial services industry remained strong, which underscored the state's heavy reliance on New York City's economy.

The state's fund balances improved over the past two fiscal years after three years of negative balances. New York ended fiscal year 2006 with an annual general fund operating surplus of $1.4 billion and ended fiscal year 2007 with a small $202 million operating deficit. 3 The state passed its fiscal year 2008 budget nearly on time, breaking a long trend of very late budgets. In the state's first fiscal quarter update, general fund receipts were lower than the same quarter in the previous year due to lower personal income and business tax collections. Personal income tax collections were higher than budget projections, however, leading to slightly higher revised revenue estimates.

New York ranked fifth in the nation in terms of net tax-supported debt per capita, and the state's debt burden as a percent of personal income was about 6.7%, also fifth highest among the states. 3 During the period under review, independent credit rating agency Moody's Investors Service assigned New York's general obligation bonds a rating of Aa 3 with a stable outlook. 4

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

3. Source: Moody's Investors Service, "New Issue: New York (State of)," 8/13/07.

4. This does not indicate Moody's rating of the Fund.


8 | Semiannual Report

DIVIDEND DISTRIBUTIONS 2

--------------------------------------------------------------------------------
                                             DIVIDEND PER SHARE
                            ----------------------------------------------------
MONTH                        CLASS A      CLASS B       CLASS C    ADVISOR CLASS
--------------------------------------------------------------------------------
June                        4.22 cents   3.68 cents   3.69 cents     4.31 cents
--------------------------------------------------------------------------------
July                        4.22 cents   3.68 cents   3.69 cents     4.31 cents
--------------------------------------------------------------------------------
August                      4.22 cents   3.68 cents   3.69 cents     4.31 cents
--------------------------------------------------------------------------------
September                   4.22 cents   3.69 cents   3.70 cents     4.31 cents
--------------------------------------------------------------------------------
October                     4.22 cents   3.69 cents   3.70 cents     4.31 cents
--------------------------------------------------------------------------------
November                    4.22 cents   3.69 cents   3.70 cents     4.31 cents
--------------------------------------------------------------------------------

MUNICIPAL BOND MARKET OVERVIEW

The six-month period ended November 30, 2007, proved challenging for the municipal bond market. A rather measured pullback in the municipal market was exacerbated mid-period as all financial markets, even those such as the municipal market with no direct exposure, felt the impact of subprime loan defaults. Many major financial institutions tightened credit and reassessed the risk of their direct and indirect exposure to subprime loans. A lack of liquidity across most markets in August contributed to an increase in overall volatility and declining values in many asset classes.

The Federal Open Market Committee (FOMC) took action to address liquidity concerns by lowering the discount rate, which is the interest rate the Federal Reserve charges member banks, 50 basis points (100 basis points equal one percentage point) at a special meeting on August 17. This set the stage for further easing at the September 18 and October 31 meetings, when the FOMC lowered the federal funds target rate 50 and 25 basis points, respectively, to 4.50%. In related actions, the FOMC also reduced the discount rate at those meetings, bringing it to 5.00% at period-end.

Over the reporting period, municipal market returns lagged those of the U.S. Treasury market as uncertainty regarding the impact of problems associated with subprime securities drove global investors to the relative safety of U.S. Treasuries. Furthermore, investors began to require additional compensation for taking on risk, and spreads for credit-driven securities widened. For the six months ended November 30, 2007, the Lehman Brothers Municipal Bond


                                                           Semiannual Report | 9

Index had a +2.40% total return, and the Lehman Brothers U.S. Treasury Index returned +7.79%. 5 High yield municipal bonds, as measured by the Lehman Brothers Municipal Bond Index: Non-Investment Grade, had a -2.43% return for the same period. 6

In this environment, many investors opted for short- to intermediate-term bonds, which resulted in steeper Treasury and municipal bond curves (spread between short- and longer-term yields). On November 30, 2007, two-year, 10-year and 30-year Treasury yields were 3.04%, 3.97% and 4.38%, respectively. The yields on two-year, 10-year and 30-year Treasuries fell 188, 93 and 63 basis points, respectively, over the six-month period. According to Municipal Market Data, at period-end, two-year, 10-year and 30-year municipal bonds yielded 3.18%, 3.62% and 4.32%, respectively. 7 Yields for the two-year and 10-year fell 50 and 29 basis points, while the 30-year yield rose 7 basis points during the reporting period. 7

INVESTMENT STRATEGY

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain our exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, our portfolio becomes well diversified with a broad range of securities. This broad diversification may help mitigate interest rate risk. We do not use leverage or exotic derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets. We generally stay fully invested to maximize income distribution.

5. Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa3/BBB-. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded. The Lehman Brothers U.S. Treasury Index includes public obligations of the U.S. Treasury with a remaining maturity of one year or more. All issues must have at least one year to final maturity regardless of call features, have at least $250 million par amount outstanding and be rated investment grade (Baa3 or better). They must also be dollar denominated, nonconvertible and publicly issued.

6. Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond Index:
Non-Investment Grade includes bonds with a maximum credit rating of Ba1. All bonds included must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $20 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index.

7. Source: Thomson Financial.


10 | Semiannual Report

MANAGER'S DISCUSSION

Consistent with our income-oriented investment philosophy, the Fund tends to hold higher-coupon bonds, which generally exhibit less volatility when long-term interest rates change. These higher coupon bonds generally produce higher levels of income, which we can distribute to shareholders.

In line with our relative value investment strategy, and to further reduce volatility, we avoided derivative securities and other exotic investment vehicles designed to leverage the portfolio. During the period, the Fund had no expo- sure to inverse floaters or any other form of leverage. Also, as the alternative minimum tax (AMT) affects more individuals each year, we continued to avoid bonds subject to AMT to prevent a taxable situation for individuals subject to AMT.

We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income. Thank you for your continued participation in Franklin New York Tax-Free Income Fund. We look forward to serving your future investment needs.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF NOVEMBER 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

PORTFOLIO BREAKDOWN
11/30/07

-----------------------------------------------------------
                                                % OF TOTAL
                                    LONG-TERM INVESTMENTS*
-----------------------------------------------------------
Prerefunded                                          36.9%
-----------------------------------------------------------
Transportation                                       15.4%
-----------------------------------------------------------
Subject to Government Appropriations                 10.4%
-----------------------------------------------------------
Tax-Supported                                        10.3%
-----------------------------------------------------------
Utilities                                             7.9%
-----------------------------------------------------------
Higher Education                                      4.9%
-----------------------------------------------------------
Other Revenue                                         4.0%
-----------------------------------------------------------
General Obligation                                    3.7%
-----------------------------------------------------------
Hospital & Health Care                                3.3%
-----------------------------------------------------------
Corporate-Backed                                      2.1%
-----------------------------------------------------------
Housing                                               1.1%
-----------------------------------------------------------

* Does not include short-term investments and other net assets.


                                                          Semiannual Report | 11

Performance Summary as of 11/30/07

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------------------
CLASS A (SYMBOL: FNYTX)                                    CHANGE      11/30/07     5/31/07
--------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                        -$0.01   $    11.68   $  11.69
--------------------------------------------------------------------------------------------
DISTRIBUTIONS (6/1/07-11/30/07)
--------------------------------------------------------------------------------------------
Dividend Income                              $  0.2532
--------------------------------------------------------------------------------------------
CLASS B (SYMBOL: FTFBX)                                      CHANGE     11/30/07    5/31/07
--------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                        -$0.01   $    11.66   $  11.67
--------------------------------------------------------------------------------------------
DISTRIBUTIONS (6/1/07-11/30/07)
--------------------------------------------------------------------------------------------
Dividend Income                              $  0.2211
--------------------------------------------------------------------------------------------
CLASS C (SYMBOL: FNYIX)                                      CHANGE     11/30/07    5/31/07
--------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                        -$0.02   $    11.67   $  11.69
--------------------------------------------------------------------------------------------
DISTRIBUTIONS (6/1/07-11/30/07)
--------------------------------------------------------------------------------------------
Dividend Income                              $  0.2217
--------------------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FNYAX)                                CHANGE     11/30/07    5/31/07
--------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                        -$0.01   $    11.69   $  11.70
--------------------------------------------------------------------------------------------
DISTRIBUTIONS (6/1/07-11/30/07)
--------------------------------------------------------------------------------------------
Dividend Income                              $  0.2586
--------------------------------------------------------------------------------------------


12 | Semiannual Report

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

---------------------------------------------------------------------------------------------------------------------------
CLASS A                                                6-MONTH                  1-YEAR       5-YEAR           10-YEAR
---------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                               +2.11%                  +2.48%      +24.09%           +62.19%
---------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                           -2.23%                  -1.89%       +3.51%            +4.50%
---------------------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/07) 3                                             -1.31%       +3.15%            +4.40%
---------------------------------------------------------------------------------------------------------------------------
   Distribution Rate 4                                              4.15%
---------------------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5                           7.13%
---------------------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                                      3.34%
---------------------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                                       5.74%
---------------------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                                0.61%
---------------------------------------------------------------------------------------------------------------------------
CLASS B                                                6-MONTH                  1-YEAR       5-YEAR      INCEPTION (1/1/99)
---------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                               +1.84%                  +2.00%      +20.73%           +43.42%
---------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                           -2.16%                  -1.93%       +3.50%            +4.13%
---------------------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/07) 3                                             -1.39%       +3.12%            +4.13%
---------------------------------------------------------------------------------------------------------------------------
   Distribution Rate 4                                              3.80%
---------------------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5                           6.53%
---------------------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                                      2.93%
---------------------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                                       5.04%
---------------------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                                1.17%
---------------------------------------------------------------------------------------------------------------------------
CLASS C                                                6-MONTH                  1-YEAR       5-YEAR           10-YEAR
---------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                               +1.75%                  +1.91%      +20.59%           +53.32%
---------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                           +0.75%                  +0.93%       +3.82%            +4.37%
---------------------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/07) 3                                             +1.57%       +3.47%            +4.26%
---------------------------------------------------------------------------------------------------------------------------
   Distribution Rate 4                                              3.80%
---------------------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5                           6.53%
---------------------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                                      2.93%
---------------------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                                       5.04%
---------------------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                                1.17%
---------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS 8                                        6-MONTH                  1-YEAR       5-YEAR           10-YEAR
---------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                               +2.16%                  +2.57%      +24.63%           +63.18%
---------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                           +2.16%                  +2.57%       +4.50%            +5.02%
---------------------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/07) 3                                             +3.30%       +4.16%            +4.92%
---------------------------------------------------------------------------------------------------------------------------
   Distribution Rate 4                                              4.42%
---------------------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5                           7.60%
---------------------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                                      3.59%
---------------------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                                       6.17%
---------------------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                                0.52%
---------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                          Semiannual Report | 13

ENDNOTES

BECAUSE MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B:       These shares have higher annual fees and expenses than Class
               A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's November dividend and the maximum offering price (NAV for Classes B, C and Advisor) per share on 11/30/07.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/27/07 for the maximum combined effective federal and New York state and City personal income tax rate of 41.82%, based on the federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 11/30/07.

7. Figures are as stated in the Fund's prospectus current as of the date of this report.

8. Effective 10/1/01, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 10/1/01, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/30/01, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 10/1/01 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +32.93% and +4.73%.


14 | Semiannual Report

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 15

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

----------------------------------------------------------------------------------------------------------------
                                                    BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
CLASS A                                                VALUE 6/1/07     VALUE 11/30/07   PERIOD* 6/1/07-11/30/07
----------------------------------------------------------------------------------------------------------------
Actual                                                    $1,000           $1,021.10              $3.03
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $1,000           $1,022.00              $3.03
----------------------------------------------------------------------------------------------------------------
CLASS B
----------------------------------------------------------------------------------------------------------------
Actual                                                    $1,000           $1,018.40              $5.85
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $1,000           $1,019.20              $5.86
----------------------------------------------------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------------------------------------------------
Actual                                                    $1,000           $1,017.50              $5.85
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $1,000           $1,019.20              $5.86
----------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
----------------------------------------------------------------------------------------------------------------
Actual                                                    $1,000           $1,021.60              $2.58
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $1,000           $1,022.45              $2.58
----------------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.60%; B: 1.16%; C: 1.16%; and Advisor: 0.51%), multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.


16 | Semiannual Report

Franklin New York Tax-Free Income Fund

FINANCIAL HIGHLIGHTS

                                               -------------------------------------------------------------------------------------
                                                SIX MONTHS ENDED
                                               NOVEMBER 30, 2007                          YEAR ENDED MAY 31,
CLASS A                                           (UNAUDITED)           2007          2006          2005          2004         2003
                                               -------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of period ......       $     11.69     $    11.72    $    12.01    $    11.64    $    12.22   $    11.65
                                               -------------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ................              0.25           0.51          0.52          0.54          0.55         0.57
   Net realized and unrealized
     gains (losses) .......................             (0.01)         (0.02)        (0.29)         0.37         (0.58)        0.57
                                               -------------------------------------------------------------------------------------
Total from investment operations ..........              0.24           0.49          0.23          0.91         (0.03)        1.14
                                               -------------------------------------------------------------------------------------
Less distributions from:
   Net investment income ..................             (0.25)         (0.51)        (0.52)        (0.54)        (0.55)       (0.57)
   Net realized gains .....................                --          (0.01)           --            --            --           --
                                               -------------------------------------------------------------------------------------
Total distributions .......................             (0.25)         (0.52)        (0.52)        (0.54)        (0.55)       (0.57)
                                               -------------------------------------------------------------------------------------
Redemption fees ...........................                -- e           -- e          -- e          -- e          --           --
                                               -------------------------------------------------------------------------------------
Net asset value, end of period ............       $     11.68     $    11.69    $    11.72    $    12.01    $    11.64   $    12.22
                                               =====================================================================================

Total return c ............................              2.11%          4.25%         1.95%         7.95%        (0.27)%      10.06%

RATIO TO AVERAGE NET ASSETS d
Expenses ..................................              0.60%          0.61%         0.60%         0.60%         0.60%        0.60%
Net investment income .....................              4.38%          4.37%         4.41%         4.50%         4.62%        4.81%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .........       $ 4,495,936     $4,411,763    $4,351,378    $4,497,924    $4,429,312   $4,828,889
Portfolio turnover rate ...................              5.55%          5.59%         9.71%        10.97%        10.35%       13.44%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 17

Franklin New York Tax-Free Income Fund

                                               -------------------------------------------------------------------------------------
                                                SIX MONTHS ENDED
                                               NOVEMBER 30, 2007                          YEAR ENDED MAY 31,
CLASS B                                           (UNAUDITED)           2007          2006          2005          2004         2003
                                               -------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of period .......      $     11.67     $    11.70    $    11.99    $    11.61    $    12.20   $    11.63
                                               -------------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .................             0.22           0.45          0.45          0.47          0.48         0.50
   Net realized and unrealized
     gains (losses) ........................            (0.01)         (0.02)        (0.29)         0.38         (0.59)        0.57
                                               -------------------------------------------------------------------------------------
Total from investment operations ...........             0.21           0.43          0.16          0.85         (0.11)        1.07
                                               -------------------------------------------------------------------------------------
Less distributions from:
   Net investment income ...................            (0.22)         (0.45)        (0.45)        (0.47)        (0.48)       (0.50)
   Net realized gains ......................               --          (0.01)           --            --            --           --
                                               -------------------------------------------------------------------------------------
Total distributions ........................            (0.22)         (0.46)        (0.45)        (0.47)        (0.48)       (0.50)
                                               -------------------------------------------------------------------------------------
Redemption fees ............................               -- e           -- e          -- e          -- e          --           --
                                               -------------------------------------------------------------------------------------
Net asset value, end of period .............      $     11.66     $    11.67    $    11.70    $    11.99    $    11.61   $    12.20
                                               =====================================================================================

Total return c .............................             1.84%          3.67%         1.38%         7.46%        (0.91)%       9.46%

RATIO TO AVERAGE NET ASSETS d
Expenses ...................................             1.16%          1.17%         1.16%         1.16%         1.16%        1.17%
Net investment income ......................             3.82%          3.81%         3.85%         3.94%         4.06%        4.24%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..........      $   160,855     $  178,205    $  207,209    $  231,020    $  231,664   $  233,767
Portfolio turnover rate ....................             5.55%          5.59%         9.71%        10.97%        10.35%       13.44%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.


18 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin New York Tax-Free Income Fund

                                               -------------------------------------------------------------------------------------
                                                SIX MONTHS ENDED
                                               NOVEMBER 30, 2007                          YEAR ENDED MAY 31,
CLASS C                                           (UNAUDITED)           2007          2006          2005          2004         2003
                                               -------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of period .......      $     11.69     $    11.71    $    12.00    $    11.63    $    12.22   $    11.64
                                               -------------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .................             0.22           0.45          0.45          0.47          0.48         0.50
   Net realized and unrealized gains
     (losses) ..............................            (0.02)         (0.01)        (0.29)         0.37         (0.59)        0.58
                                               -------------------------------------------------------------------------------------
Total from investment operations ...........             0.20           0.44          0.16          0.84         (0.11)        1.08
                                               -------------------------------------------------------------------------------------
Less distributions from:
   Net investment income ...................            (0.22)         (0.45)        (0.45)        (0.47)        (0.48)       (0.50)
   Net realized gains ......................               --          (0.01)           --            --            --           --
                                               -------------------------------------------------------------------------------------
Total distributions ........................            (0.22)         (0.46)        (0.45)        (0.47)        (0.48)       (0.50)
                                               -------------------------------------------------------------------------------------
Redemption fees ............................               -- e           -- e          -- e          -- e          --           --
                                               -------------------------------------------------------------------------------------
Net asset value, end of period .............      $     11.67     $    11.69    $    11.71    $    12.00    $    11.63   $    12.22
                                               =====================================================================================

Total return c .............................             1.75%          3.76%         1.38%         7.36%        (0.91)%       9.55%

RATIO TO AVERAGE NET ASSETS d
Expenses ...................................             1.16%          1.17%         1.16%         1.16%         1.16%        1.17%
Net investment income ......................             3.82%          3.81%         3.85%         3.94%         4.06%        4.24%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..........      $   300,751     $  272,837    $  245,444    $  235,805    $  231,051   $  242,965
Portfolio turnover rate ....................             5.55%          5.59%         9.71%        10.97%        10.35%       13.44%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 19

Franklin New York Tax-Free Income Fund

                                               -------------------------------------------------------------------------------------
                                                SIX MONTHS ENDED
                                               NOVEMBER 30, 2007                          YEAR ENDED MAY 31,
ADVISOR CLASS                                     (UNAUDITED)           2007          2006          2005          2004         2003
                                               -------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of period .......      $     11.70     $    11.73    $    12.02    $    11.64    $    12.23   $    11.65
                                               -------------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .................             0.26           0.53          0.53          0.55          0.56         0.58
   Net realized and unrealized gains
     (losses) ..............................            (0.01)         (0.02)        (0.29)         0.38         (0.59)        0.58
                                               -------------------------------------------------------------------------------------
Total from investment operations ...........             0.25           0.51          0.24          0.93         (0.03)        1.16
                                               -------------------------------------------------------------------------------------
Less distributions from:
   Net investment income ...................            (0.26)         (0.53)        (0.53)        (0.55)        (0.56)       (0.58)
   Net realized gains ......................               --          (0.01)           --            --            --           --
                                               -------------------------------------------------------------------------------------
Total distributions ........................            (0.26)         (0.54)        (0.53)        (0.55)        (0.56)       (0.58)
                                               -------------------------------------------------------------------------------------
Redemption fees ............................               -- e           -- e          -- e          -- e          --           --
                                               -------------------------------------------------------------------------------------
Net asset value, end of period .............      $     11.69     $    11.70    $    11.73    $    12.02    $    11.64   $    12.23
                                               =====================================================================================

Total return c .............................             2.16%          4.34%         2.04%         8.14%        (0.26)%      10.24%

RATIOS TO AVERAGE NET ASSETS d
Expenses ...................................             0.51%          0.52%         0.51%         0.51%         0.51%        0.52%
Net investment income ......................             4.47%          4.46%         4.50%         4.59%         4.71%        4.89%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..........      $    80,063     $   61,547    $   44,308    $   30,487    $   22,470   $   18,278
Portfolio turnover rate ....................             5.55%          5.59%         9.71%        10.97%        10.35%       13.44%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.


20 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin New York Tax-Free Income Fund

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2007 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
                                                                                                     AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.2%
  MUNICIPAL BONDS 98.2%
  NEW YORK 97.5%
  Albany Housing Authority Limited Obligation Revenue, Refunding, 6.25%, 10/01/12 ............   $   5,250,000   $     5,257,560
  Albany IDA Civic Facility Revenue,
     Albany Medical Center Project, 6.00%, 5/01/19 ...........................................       1,270,000         1,291,158
     Albany Medical Center Project, 6.00%, 5/01/29 ...........................................       1,460,000         1,475,987
     St. Rose Project, Series A, AMBAC Insured, Pre-Refunded, 5.375%, 7/01/31 ................       2,750,000         2,973,905
  Albany Parking Authority Revenue,
     Refunding, Series A, 5.625%, 7/15/20 ....................................................         555,000           603,424
     Refunding, Series A, 5.625%, 7/15/25 ....................................................         415,000           451,209
     Series A, Pre-Refunded, 5.625%, 7/15/20 .................................................         695,000           756,723
     Series A, Pre-Refunded, 5.625%, 7/15/25 .................................................         585,000           636,954
  Amherst IDA Civic Facility Revenue, University of Buffalo Foundation Faculty-Student
     Housing Corp.,
       Series A, AMBAC Insured, 5.125%, 8/01/20 ..............................................       1,410,000         1,501,199
       Series A, AMBAC Insured, 5.25%, 8/01/31 ...............................................       5,055,000         5,342,680
       Series B, AMBAC Insured, 5.625%, 8/01/20 ..............................................       1,690,000         1,807,489
       Series B, AMBAC Insured, 5.75%, 8/01/25 ...............................................       3,050,000         3,273,199
       Series B, AMBAC Insured, 5.75%, 8/01/30 ...............................................       3,440,000         3,686,304
       Series B, AMBAC Insured, 5.25%, 8/01/31 ...............................................       1,000,000         1,056,910
  Battery Park City Authority Revenue, Refunding, Series A, 5.00%,
     11/01/24 ................................................................................       9,000,000         9,439,920
     11/01/25 ................................................................................      12,000,000        12,567,360
     11/01/26 ................................................................................      14,250,000        14,893,245
  Clinton County COP, Correctional Facilities Project, 8.125%, 8/01/17 .......................       4,370,000         5,172,201
  Dutchess County IDA Civic Facility Revenue, Vassar College Project, Pre-Refunded, 5.35%,
    9/01/40 ..................................................................................      16,000,000        17,313,920
  Geneva IDA Civic Facilities Revenue, Colleges of the Seneca Project, AMBAC Insured,
     5.00%, 9/01/21 ..........................................................................       2,835,000         2,966,884
     5.125%, 9/01/31 .........................................................................       5,045,000         5,249,928
  Hempstead Town IDA Civic Facility Revenue, Adelphi University Civic Facility, 5.00%,
     10/01/30 ................................................................................       3,000,000         3,083,850
     10/01/35 ................................................................................       1,500,000         1,540,935
  Ilion Elderly Housing Corp. Mortgage Revenue, 7.25%, 7/01/09 ...............................         470,000           471,034
  Liberty Development Corp. Revenue,
     5.50%, 10/01/37 .........................................................................      27,000,000        29,749,680
     Goldman Sachs Headquarters, 5.25%, 10/01/35 .............................................      68,600,000        72,870,350
  Long Island Power Authority Electric System Revenue,
     General, Series A, AMBAC Insured, Pre-Refunded, 5.25%, 12/01/26 .........................       5,000,000         5,098,750
     General, Series A, FSA Insured, Pre-Refunded, 5.00%, 12/01/18 ...........................      10,000,000        10,185,500
     General, Series A, FSA Insured, Pre-Refunded, 5.125%, 12/01/22 ..........................      28,210,000        28,750,222
     General, Series A, MBIA Insured, Pre-Refunded, 5.75%, 12/01/24 ..........................      15,060,000        15,393,730
     General, Series A, MBIA Insured, Pre-Refunded, 5.25%, 12/01/26 ..........................       9,000,000         9,177,750
     General, Series A, Pre-Refunded, 5.75%, 12/01/24 ........................................      15,000,000        15,332,400
     General, Series B, 5.00%, 12/01/35 ......................................................       5,000,000         5,146,300
     General, Series C, 5.00%, 9/01/35 .......................................................      16,000,000        16,478,400
     Series A, AMBAC Insured, 5.00%, 9/01/29 .................................................      24,000,000        24,830,400
     Series A, AMBAC Insured, 5.00%, 9/01/34 .................................................      20,670,000        21,312,217
  Madison County IDA Civic Facility Revenue, Colgate University Project, Series B, 5.00%,
    7/01/33 ..................................................................................       2,000,000         2,057,660


                                                          Semiannual Report | 21

Franklin New York Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
                                                                                                     AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  Middleburg Central School District GO, FGIC Insured,
     4.60%, 8/15/17 ..........................................................................   $   1,045,000   $     1,078,053
     4.625%, 8/15/18 .........................................................................       1,155,000         1,190,759
     4.625%, 8/15/19 .........................................................................       1,210,000         1,243,384
     4.75%, 8/15/20 ..........................................................................       1,270,000         1,307,084
     4.75%, 8/15/21 ..........................................................................       1,330,000         1,364,713
  Monroe County IDAR, Civic Facilities, De Paul Community Facilities, 6.50%, 2/01/24 .........       1,285,000         1,289,202
  Montgomery County IDA Lease Revenue, Hamilton Fulton Montgomery Board of Cooperative
     Educational Services Project, Series 2004A, XLCA Insured, 5.00%,
       7/01/29 ...............................................................................       5,710,000         5,903,512
       7/01/34 ...............................................................................       3,000,000         3,091,320
  MTA Commuter Facilities Revenue,
     Series 8, Pre-Refunded, 5.50%, 7/01/21 ..................................................       5,000,000         5,552,900
     Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/28 ....................................       8,655,000         9,252,282
     Series A, MBIA Insured, Pre-Refunded, 5.625%, 7/01/27 ...................................      10,000,000        10,166,600
     Series A, Pre-Refunded, 6.00%, 7/01/24 ..................................................       5,575,000         5,817,568
     Series A, Pre-Refunded, 5.25%, 7/01/28 ..................................................      18,300,000        19,562,883
     Series A, Pre-Refunded, 6.125%, 7/01/29 .................................................       9,625,000        10,062,071
     Series C-1, FGIC Insured, Pre-Refunded, 5.375%, 7/01/27 .................................      19,100,000        19,749,400
     Series R, Pre-Refunded, 5.50%, 7/01/17 ..................................................       2,000,000         2,269,700
  MTA Dedicated Tax Fund Revenue,
     Refunding, Series A, 5.00%, 11/15/30 ....................................................      25,000,000        25,470,250
     Series A, FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 ....................................      27,260,000        28,985,285
     Series A, FGIC Insured, Pre-Refunded, 5.00%, 11/15/31 ...................................      39,685,000        42,326,830
     Series A, FSA Insured, 5.00%, 11/15/28 ..................................................      41,575,000        42,895,422
     Series A, FSA Insured, 5.00%, 11/15/32 ..................................................      71,685,000        73,768,166
     Series A, FSA Insured, Pre-Refunded, 5.00%, 4/01/29 .....................................      25,800,000        28,309,824
     Series A, MBIA Insured, 5.00%, 11/15/35 .................................................      45,430,000        47,052,305
     Series A, MBIA Insured, Pre-Refunded, 5.25%, 4/01/26 ....................................      20,500,000        21,652,920
     Series B, MBIA Insured, 4.75%, 11/15/26 .................................................       5,200,000         5,302,388
  MTA Revenue,
     New York Dedicated Tax Fund, Series B, MBIA Insured, 5.00%, 11/15/31 ....................      15,000,000        15,625,350
     Refunding, Series A, FGIC Insured, 5.00%, 11/15/25 ......................................      22,010,000        22,748,656
     Refunding, Series A, FGIC Insured, 5.25%, 11/15/31 ......................................      34,000,000        35,301,520
     Refunding, Series A, FSA Insured, 5.00%, 11/15/30 .......................................      68,130,000        70,018,564
     Refunding, Series A, MBIA Insured, 5.125%, 11/15/31 .....................................      15,000,000        15,491,550
     Refunding, Series E, 5.25%, 11/15/31 ....................................................      15,000,000        15,533,700
     Refunding, Series U, FGIC Insured, 5.125%, 11/15/31 .....................................       5,000,000         5,163,850
     Series A, FGIC Insured, 5.00%, 11/15/32 .................................................      10,355,000        10,682,114
     Series B, Pre-Refunded, 5.25%, 11/15/32 .................................................      28,720,000        31,703,721
     Transportation, Series A, 5.00%, 11/15/35 ...............................................      10,000,000        10,231,400
     Transportation, Series F, 5.00%, 11/15/35 ...............................................      11,000,000        11,231,000
  MTA Service Contract Revenue,
     Commuter Facilities, Series 7, ETM, zero cpn., 7/01/10 ..................................       7,500,000         6,882,225
     Commuter Facilities, Series 7, ETM, zero cpn., 7/01/11 ..................................       7,590,000         6,726,410
     Commuter Facilities, Series 7, ETM, zero cpn., 7/01/13 ..................................       2,065,000         1,694,539
     Refunding, Series A, 5.125%, 1/01/29 ....................................................       6,000,000         6,190,740
     Refunding, Series A, AMBAC Insured, 5.25%, 7/01/31 ......................................      50,000,000        52,162,000


22 | Semiannual Report

Franklin New York Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
                                                                                                     AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  MTA Service Contract Revenue, (continued)
     Refunding, Series A, FGIC Insured, 5.00%, 7/01/25 .......................................   $  12,760,000   $    13,212,470
     Series B, 5.375%, 1/01/30 ...............................................................      50,000,000        52,165,500
     Series B, MBIA Insured, 5.00%, 1/01/31 ..................................................      22,290,000        22,893,390
     Transit Facilities, Series 7, ETM, zero cpn., 7/01/09 ...................................      13,125,000        12,464,681
     Transit Facilities, Series 7, ETM, zero cpn., 7/01/10 ...................................       9,000,000         8,258,670
     Transit Facilities, Series 7, ETM, zero cpn., 7/01/12 ...................................      15,380,000        13,111,911
     Transit Facilities, Series 7, ETM, zero cpn., 7/01/13 ...................................       7,935,000         6,511,461
  MTA Transit Facilities Revenue, Series A, Pre-Refunded,
     5.50%, 7/01/22 ..........................................................................      16,170,000        16,459,120
     6.00%, 7/01/24 ..........................................................................       7,000,000         7,304,570
     5.625%, 7/01/27 .........................................................................      14,440,000        14,708,295
     6.125%, 7/01/29 .........................................................................      11,595,000        12,121,529
  Nassau County Tobacco Settlement Corp. Revenue, Asset Backed, Series A, Pre-Refunded,
    6.50%, 7/15/27 ...........................................................................      15,000,000        15,898,500
  Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
    Pre-Refunded, 5.75%, 8/01/29 .............................................................      36,040,000        38,216,816
  New York City GO,
     Citysavers, Series B, zero cpn., 8/01/09 ................................................       8,875,000         8,391,845
     Citysavers, Series B, zero cpn., 8/01/10 ................................................       2,690,000         2,442,359
     Citysavers, Series B, zero cpn., 6/01/12 ................................................       1,030,000           933,870
     Citysavers, Series B, zero cpn., 12/01/12 ...............................................       1,030,000           916,319
     Citysavers, Series B, zero cpn., 6/01/13 ................................................       1,030,000           894,277
     Citysavers, Series B, zero cpn., 12/01/13 ...............................................       1,030,000           877,045
     Citysavers, Series B, zero cpn., 6/01/14 ................................................       1,030,000           855,230
     Citysavers, Series B, zero cpn., 12/01/14 ...............................................       1,030,000           838,379
     Citysavers, Series B, zero cpn., 6/01/15 ................................................       1,030,000           817,645
     Citysavers, Series B, zero cpn., 12/01/15 ...............................................       1,030,000           800,011
     Citysavers, Series B, zero cpn., 6/01/16 ................................................       1,030,000           779,998
     Citysavers, Series B, zero cpn., 12/01/16 ...............................................       1,030,000           762,725
     Citysavers, Series B, zero cpn., 6/01/17 ................................................       1,030,000           742,918
     Citysavers, Series B, zero cpn., 12/01/17 ...............................................       1,030,000           726,037
     Citysavers, Series B, zero cpn., 6/01/18 ................................................       1,030,000           705,766
     Citysavers, Series B, zero cpn., 12/01/18 ...............................................       1,005,000           672,566
     Citysavers, Series B, zero cpn., 6/01/19 ................................................       1,030,000           670,056
     Citysavers, Series B, zero cpn., 12/01/19 ...............................................       1,030,000           654,792
     Citysavers, Series B, zero cpn., 6/01/20 ................................................      10,000,000         5,757,400
     Fiscal 2003, Series I, 5.00%, 3/01/29 ...................................................      10,000,000        10,207,000
     Fiscal 2003, Series I, 5.00%, 3/01/30 ...................................................      14,785,000        15,056,453
     Pre-Refunded, 5.50%, 5/15/24 ............................................................       8,920,000         9,487,580
     Refunding, 5.50%, 5/15/24 ...............................................................       1,080,000         1,140,858
     Series A, FSA Insured, 6.00%, 5/15/30 ...................................................       1,095,000         1,165,978
     Series A, FSA Insured, Pre-Refunded, 6.00%, 5/15/30 .....................................       5,155,000         5,545,697
     Series B, 7.00%, 2/01/18 ................................................................          25,000            25,041
     Series C, 7.00%, 2/01/12 ................................................................         705,000           708,892
     Series C, FSA Insured, 5.125%, 3/15/25 ..................................................         165,000           171,958
     Series C, FSA Insured, Pre-Refunded, 5.125%, 3/15/25 ....................................       6,335,000         6,805,500
     Series D, 8.00%, 8/01/17 ................................................................           5,000             5,035


                                                          Semiannual Report | 23

Franklin New York Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
                                                                                                     AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York City GO, (continued)
     Series D, 7.50%, 2/01/18 ................................................................   $       5,000   $         5,009
     Series D, 5.125%, 8/01/19 ...............................................................       1,985,000         2,074,345
     Series D, 5.50%, 6/01/24 ................................................................      16,160,000        17,276,979
     Series D, 5.00%, 10/15/29 ...............................................................       5,000,000         5,106,600
     Series D, 5.00%, 11/01/34 ...............................................................       5,000,000         5,087,350
     Series D, Pre-Refunded, 5.25%, 10/15/23 .................................................       5,000,000         5,512,750
     Series D, Pre-Refunded, 5.50%, 6/01/24 ..................................................       7,785,000         8,504,334
   a Series D1, 5.125%, 12/01/28 .............................................................       5,230,000         5,443,646
     Series F, 5.30%, 1/15/26 ................................................................      24,070,000        25,140,393
     Series F, Pre-Refunded, 5.30%, 1/15/26 ..................................................      20,930,000        22,852,420
     Series H, 7.20%, 2/01/15 ................................................................           5,000             5,009
     Series H, FSA Insured, 5.375%, 8/01/27 ..................................................       8,510,000         8,691,348
     Series H, MBIA Insured, 5.125%, 8/01/25 .................................................       3,645,000         3,709,225
     Series H, MBIA Insured, Pre-Refunded, 5.125%, 8/01/25 ...................................         355,000           362,885
     Series M, 5.00%, 4/01/35 ................................................................      10,000,000        10,177,200
  New York City IDA Civic Facility Revenue,
     College of New Rochelle Project, 5.80%, 9/01/26 .........................................       1,500,000         1,532,280
     Ethical Culture School Project, Series B-1, XLCA Insured, 5.00%, 6/01/35 ................       7,820,000         8,111,530
     Institute of International Education Inc. Project, 5.25%, 9/01/21 .......................       1,530,000         1,602,752
     Institute of International Education Inc. Project, 5.25%, 9/01/31 .......................       5,235,000         5,406,551
     New York University Project, AMBAC Insured, 5.00%, 7/01/31 ..............................      18,000,000        18,430,560
     Staten Island University Hospital Project, Series A, 6.375%, 7/01/31 ....................       3,860,000         3,929,248
  New York City IDAR, Queens Baseball Stadium, Pilot, AMBAC Insured, 5.00%, 1/01/39 ..........       8,000,000         8,216,960
  New York City Municipal Finance Authority Revenue, Series D, FSA Insured, 5.00%, 6/15/38....      59,000,000        61,365,900
  New York City Municipal Finance Authority Water and Sewer System Revenue,
     2002, Series B, 5.00%, 6/15/26 ..........................................................      25,000,000        25,707,000
     Series B, 5.00%, 6/15/36 ................................................................      25,000,000        25,894,750
  New York City Municipal Water Finance Authority Water and Sewer System Revenue,
     Fiscal 2004, Refunding, Series C, 5.00%, 6/15/35 ........................................      10,000,000        10,291,400
     Refunding, Series B, 6.10%, 6/15/31 .....................................................      11,005,000        11,783,824
     Refunding, Series B, 6.00%, 6/15/33 .....................................................       6,040,000         6,452,955
     Refunding, Series D, 5.00%, 6/15/37 .....................................................      14,865,000        15,334,883
     Refunding, Series E, MBIA Insured, 5.125%, 6/15/31 ......................................      34,175,000        35,508,508
     Second General Resolution, Series AA, 4.75%, 6/15/37 ....................................      40,000,000        40,138,800
     Series A, FGIC Insured, Pre-Refunded, 5.75%, 6/15/31 ....................................      19,315,000        20,245,210
     Series A, FGIC Insured, Pre-Refunded, 5.50%, 6/15/32 ....................................      11,655,000        12,173,181
     Series A, FGIC Insured, Pre-Refunded, 5.25%, 6/15/33                                            7,000,000         7,477,470
     Series A, Pre-Refunded, 5.75%, 6/15/30 ..................................................      41,190,000        43,173,710
     Series B, Pre-Refunded, 6.10%, 6/15/31 ..................................................       3,995,000         4,316,078
     Series B, Pre-Refunded, 6.00%, 6/15/33 ..................................................      10,260,000        11,059,870
  New York City Transitional Finance Authority Building Aid Revenue, Series S-2, FGIC Insured,
    5.00%, 1/15/37 ...........................................................................      22,430,000        23,293,555
  New York City Transitional Finance Authority Revenue,
     Future Tax Secured, 2004, Series C, Pre-Refunded, 5.50%, 5/01/25 ........................          55,000            57,296
     Future Tax Secured, 2004, Series C, Pre-Refunded, 5.00%, 5/01/26 ........................           5,000             5,085
     Future Tax Secured, 2005, Series B, 5.00%, 5/01/26 ......................................       1,515,000         1,535,786
     Future Tax Secured, 2005, Series B, Pre-Refunded, 5.00%, 5/01/26 ........................       2,160,000         2,196,850


24 | Semiannual Report

Franklin New York Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
                                                                                                     AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York City Transitional Finance Authority Revenue, (continued)
     Future Tax Secured, 2005, Series C, 5.00%, 5/01/29 ......................................   $   1,485,000   $     1,515,413
     Future Tax Secured, 2005, Series C, Pre-Refunded, 5.50%, 5/01/25 ........................       5,515,000         5,745,196
     Future Tax Secured, 2005, Series C, Pre-Refunded, 5.00%, 5/01/29 ........................       3,730,000         3,860,252
     Future Tax Secured, Refunding, Series B, 5.00%, 5/01/30 .................................       7,290,000         7,513,220
     Future Tax Secured, Refunding, Series B, AMBAC Insured, 5.00%, 5/01/30 ..................       2,900,000         2,993,989
     Future Tax Secured, Refunding, Series B, MBIA Insured, 5.00%, 8/01/32 ...................      15,000,000        15,528,900
     Future Tax Secured, Series A, 5.25%, 8/01/31 ............................................      28,205,000        29,724,121
     Future Tax Secured, Series A, FGIC Insured, 5.00%, 5/01/28 ..............................      15,805,000        16,181,633
     Future Tax Secured, Series A, FGIC Insured, Pre-Refunded, 5.00%, 5/01/28 ................         260,000           275,064
     Future Tax Secured, Series A, Pre-Refunded, 5.625%, 2/15/26 .............................      20,000,000        21,227,400
     Future Tax Secured, Series A, Pre-Refunded, 6.00%, 8/15/29 ..............................      29,000,000        30,621,970
     Future Tax Secured, Series A, Pre-Refunded, 5.25%, 5/01/31 ..............................      27,005,000        28,785,980
     Future Tax Secured, Series A, Pre-Refunded, 5.25%, 8/01/31 ..............................       2,400,000         2,638,248
     Future Tax Secured, Series B, AMBAC Insured, Pre-Refunded, 5.00%, 5/01/30 ...............         100,000           107,478
     Future Tax Secured, Series B, Pre-Refunded, 6.00%, 11/15/29 .............................      15,000,000        16,136,850
     Future Tax Secured, Series B, Pre-Refunded, 5.00%, 5/01/30 ..............................         230,000           247,199
     Future Tax Secured, Series C, Pre-Refunded, 5.50%, 11/01/24 .............................      16,800,000        17,863,104
     Future Tax Secured, Series C, Pre-Refunded, 5.50%, 5/01/25 ..............................       4,430,000         4,614,908
     Future Tax Secured, Series C, Pre-Refunded, 5.00%, 5/01/26 ..............................         320,000           325,459
     Future Tax Secured, Series C, Pre-Refunded, 5.00%, 5/01/29 ..............................       8,655,000         8,957,233
     Future Tax Secured, Series C, Pre-Refunded, 5.50%, 11/01/29 .............................      13,660,000        14,524,405
     Future Tax Secured, Series D, 5.00%, 2/01/27 ............................................      62,025,000        64,184,090
     Future Tax Secured, Series E, 5.00%, 2/01/25 ............................................       5,000,000         5,190,450
     Future Tax Secured, Series E, 5.00%, 2/01/27 ............................................      10,000,000        10,348,100
     Future Tax Secured, Series E, 5.00%, 2/01/33 ............................................      18,035,000        18,578,575
     Future Tax Secured Bonds, Series C, MBIA Insured, 5.00%, 5/01/29 ........................         335,000           342,739
     Future Tax Secured Bonds, Series C, MBIA Insured, Pre-Refunded, 5.00%, 5/01/29 ..........       1,030,000         1,065,968
     Series C, MBIA Insured, Pre-Refunded, 5.00%, 5/01/29 ....................................       2,270,000         2,349,268
  New York City Transportation Authority MTA Triborough COP, Series A, AMBAC Insured,
    Pre-Refunded, 5.25%, 1/01/29 .............................................................      79,840,000        83,924,614
  New York City Trust Cultural Resources Revenue,
     Museum of Modern Art 2001, Series D, AMBAC Insured, 5.125%, 7/01/31 .....................      15,500,000        16,077,220
     Wildlife Conservation Society, FGIC Insured, 5.00%, 2/01/34 .............................      10,500,000        10,870,230
  New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured,
     AMBAC Insured, 5.00%,
       11/15/35 ..............................................................................      33,130,000        34,292,532
       11/15/44 ..............................................................................      31,000,000        31,754,230
  New York IDA Parking Facility Revenue, Royal Charter Presbyterian, FSA Insured, 5.25%,
    12/15/32 .................................................................................       1,525,000         1,611,879
  New York State Appropriated Tobacco Corp. Revenue, Asset-Backed, Series A-1, AMBAC Insured,
    5.25%, 6/01/21 ...........................................................................      18,000,000        19,108,080
  New York State Commissioner of General Services Revenue, People of the State of New York,
     Certificate of Lease Assessment,
       5.70%, 3/01/29 ........................................................................      60,423,385        61,048,767
       5.75%, 3/01/29 ........................................................................      32,854,836        33,612,797
  New York State COP, Hanson Redevelopment Project, 8.375%, 5/01/08 ..........................       2,055,000         2,087,572


                                                          Semiannual Report | 25

Franklin New York Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
                                                                                                     AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York State Dormitory Authority Lease Revenue,
     Court Facilities, Pre-Refunded, 6.00%, 5/15/39 ..........................................   $  58,245,000   $    62,630,848
     Court Facilities, Series A, Pre-Refunded, 5.375%, 5/15/23 ...............................       4,000,000         4,404,160
     Refunding, Series A, FGIC Insured, 5.00%, 7/01/33 .......................................      12,650,000        13,071,498
     State University Dormitory Facilities, FGIC Insured, Pre-Refunded, 5.50%, 7/01/27 .......       2,000,000         2,154,760
     State University Dormitory Facilities, FGIC Insured, Pre-Refunded, 5.10%, 7/01/31 .......       7,700,000         8,192,646
     State University Dormitory Facilities, Pre-Refunded, 5.00%, 7/01/32 .....................       5,500,000         5,900,895
     State University Dormitory Facilities, Series A, 6.00%, 7/01/30 .........................       5,750,000         6,201,777
     State University Dormitory Facilities, Series B, MBIA Insured, Pre-Refunded, 5.125%,
       7/01/28 ...............................................................................       4,800,000         4,990,656
     State University Dormitory Facilities, Series C, MBIA Insured, Pre-Refunded, 5.50%,
       7/01/19 ...............................................................................       5,090,000         5,321,188
     State University Dormitory Facilities, Series C, MBIA Insured, Pre-Refunded, 5.50%,
       7/01/29 ...............................................................................       9,250,000         9,670,135
  New York State Dormitory Authority Revenue,
     FGIC Insured, Pre-Refunded, 5.125%, 5/15/31 .............................................      45,000,000        48,854,700
     Mortgage, St. Barnabas, Series A, AMBAC Insured, 5.125%, 2/01/22 ........................       4,000,000         4,190,960
     Mortgage, St. Barnabas, Series A, AMBAC Insured, 5.00%, 2/01/31 .........................       5,500,000         5,641,900
     School Districts Financing Program, Series A, MBIA Insured, 5.00%, 4/01/31 ..............       9,500,000         9,777,970
     State University Educational Facilities, Pre-Refunded, 5.125%, 5/15/21 ..................       2,910,000         2,963,253
     Teachers College, MBIA Insured, 5.00%, 7/01/22 ..........................................       2,885,000         3,003,141
     Teachers College, MBIA Insured, 5.00%, 7/01/32 ..........................................       6,000,000         6,187,560
     Upstate Community Colleges, Series A, 5.00%, 7/01/27 ....................................       3,720,000         3,829,740
     Upstate Community Colleges, Series A, Pre-Refunded, 5.00%, 7/01/31 ......................       7,365,000         7,877,309
  New York State Dormitory Authority Revenues,
     Buena Vida Nursing Home, Series A, 5.25%, 7/01/28 .......................................       4,730,000         4,818,546
     City University System, Consolidated Fourth General, Series A, FGIC Insured,
       Pre-Refunded, 5.25%, 7/01/30 ..........................................................       20,705,000        21,770,686
     City University System, Consolidated Fourth General, Series A, Pre-Refunded, 5.25%,
       7/01/31 ...............................................................................      10,730,000        11,462,966
     City University System, Consolidated Fourth General Resolution, Series A, Pre-Refunded,
       5.25%, 7/01/31 ........................................................................       1,270,000         1,356,754
     City University System Consolidated, FSA Insured, Pre-Refunded, 5.375%, 7/01/24 .........       5,000,000         5,107,400
     City University System Consolidated, Series 1, FGIC Insured, Pre-Refunded, 5.375%,
       7/01/24 ...............................................................................      14,300,000        14,607,164
     City University System Consolidated, Series 1, MBIA Insured, Pre-Refunded, 5.125%,
       7/01/27 ...............................................................................       6,680,000         6,822,284
     City University System Consolidated, Series C, 7.50%, 7/01/10 ...........................       8,415,000         8,902,313
     City University System Consolidated, Series D, ETM, 7.00%, 7/01/09 ......................       1,020,000         1,055,119
     City University System Consolidated, Third General, Refunding, Series 1, FGIC Insured,
       5.25%, 7/01/25 ........................................................................       4,100,000         4,220,089
     City University System Consolidated, Third General, Series 1, FSA Insured, Pre-Refunded,
       5.50%, 7/01/29 ........................................................................      38,375,000        40,117,992
     Fashion Institute of Technology Student Housing Corp., FGIC Insured, Pre-Refunded,
       5.00%, 7/01/29 ........................................................................       9,700,000        10,612,964
     Fashion Institute of Technology Student Housing Corp., FGIC Insured, Pre-Refunded,
       5.125%, 7/01/34 .......................................................................      15,000,000        16,521,450
     Fordham University, MBIA Insured, Pre-Refunded, 5.00%, 7/01/28 ..........................       4,510,000         4,600,110


26 | Semiannual Report

Franklin New York Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
                                                                                                     AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York State Dormitory Authority Revenues, (continued)
     Fordham University, Refunding, MBIA Insured, 5.00%, 7/01/28 .............................   $     490,000   $       497,183
     Good Samaritan Hospital Medical Center, Series A, MBIA Insured, 5.50%, 7/01/24 ..........       5,000,000         5,192,650
     Mental Health Facilities Improvement, Series B, 5.00%, 2/15/33 ..........................      35,000,000        35,725,900
     Mental Health Services Facilities Improvement, Refunding, Series D, MBIA Insured, 5.00%,
       8/15/17 ...............................................................................      22,965,000        23,388,934
     Mental Health Services Facilities Improvement, Series A, AMBAC Insured, 5.00%,
       2/15/30 ...............................................................................       5,000,000         5,179,850
     Mental Health Services Facilities Improvement, Series B, MBIA Insured, Pre-Refunded,
       6.00%, 2/15/25 ........................................................................       5,460,000         5,787,163
     Mental Health Services Facilities Improvement, Series B, MBIA Insured, Pre-Refunded,
       6.00%, 2/15/30 ........................................................................       4,300,000         4,557,656
     Mental Health Services Facilities Improvement, Series B, MBIA Insured, Pre-Refunded,
       5.25%, 8/15/31 ........................................................................       3,975,000         4,258,060
     Mental Health Services Facilities Improvement, Series D, FSA Insured, Pre-Refunded,
       5.50%, 2/15/21 ........................................................................       1,015,000         1,076,103
     Mental Health Services Facilities Improvement, Series D, FSA Insured, Pre-Refunded,
       5.50%, 8/15/21 ........................................................................       2,065,000         2,189,313
     Mental Health Services Facilities Improvement, Series D, FSA Insured, Pre-Refunded,
       5.25%, 8/15/30 ........................................................................       4,460,000         4,699,903
     Mental Health Services Facilities Improvement, Series D, MBIA Insured, Pre-Refunded,
       5.00%, 8/15/17 ........................................................................          35,000            35,772
     Montefiore Hospital, FGIC Insured, 5.00%, 8/01/29 .......................................       6,000,000         6,181,440
     New School University, MBIA Insured, 5.00%, 7/01/31 .....................................       2,500,000         2,559,800
     New York Hospital Medical Center, AMBAC Insured, 5.60%, 2/15/39 .........................       4,900,000         5,102,223
     New York University, Series 2, AMBAC Insured, 5.00%, 7/01/26 ............................       3,500,000         3,590,720
     New York University, Series 2, AMBAC Insured, 5.00%, 7/01/31 ............................       5,000,000         5,119,600
     New York University, Series A, FGIC Insured, 5.00%, 7/01/34 .............................      15,200,000        15,715,128
     Non-State Supported Debt, Cornell University, Series A, 5.00%, 7/01/31 ..................      10,000,000        10,431,600
     Non-State Supported Debt, Cornell University, Series A, 5.00%, 7/01/35 ..................      10,500,000        10,922,730
     Non-State Supported Debt, Fordham University, FGIC Insured, 5.00%, 7/01/27 ..............       2,435,000         2,524,413
     Non-State Supported Debt, Fordham University, FGIC Insured, 5.00%, 7/01/32 ..............       3,125,000         3,216,125
     Non-State Supported Debt, Health Quest Systems, Series B, Assured Guaranty, 5.125%,
       7/01/37 ...............................................................................       3,000,000         3,113,670
     Non-State Supported Debt, Hospital Special Surgery, MBIA Insured, 5.00%, 8/15/29 ........       7,750,000         7,995,055
     Non-State Supported Debt, Hospital Special Surgery, MBIA Insured, 5.00%, 8/15/33 ........       5,200,000         5,348,304
     Non-State Supported Debt, Long Island University, Radian Insured, Pre-Refunded, 5.125%,
       9/01/23 ...............................................................................         100,000           105,101
     Non-State Supported Debt, Long Island University, Radian Insured, Pre-Refunded, 5.25%,
       9/01/28 ...............................................................................          80,000            84,249
     Non-State Supported Debt, Long Island University, Refunding, Radian Insured, 5.125%,
       9/01/23 ...............................................................................       1,700,000         1,705,304
     Non-State Supported Debt, Long Island University, Refunding, Radian Insured, 5.25%,
       9/01/28 ...............................................................................       1,420,000         1,421,306
     Non-State Supported Debt, Montefiore Medical Center, FGIC Insured, 5.00%, 2/01/28 .......      10,060,000        10,414,011
     Non-State Supported Debt, Mount Sinai School Medical New York University, Refunding,
       MBIA Insured, 5.00%, 7/01/35 ..........................................................       5,000,000         5,204,400


                                                          Semiannual Report | 27

Franklin New York Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
                                                                                                     AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York State Dormitory Authority Revenues, (continued)
     Non-State Supported Debt, New York and Presbyterian Hospital, FSA Insured, 5.00%,
       8/15/36 ...............................................................................   $  14,185,000   $    14,573,669
     Non-State Supported Debt, New York University, AMBAC Insured, 5.00%, 7/01/26 ............       5,475,000         5,759,809
     Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%,
       7/01/27 ...............................................................................       5,470,000         5,741,421
     Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%,
       7/01/32 ...............................................................................       5,000,000         5,216,250
     Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%,
       7/01/37 ...............................................................................      10,000,000        10,400,900
     Non-State Supported Debt, North Shore L.I. Jewish Obligation Group, Series A, 5.00%,
       5/01/32 ...............................................................................       6,250,000         6,287,000
     Non-State Supported Debt, Ozanam Hall of Queens Nursing Home, 5.00%, 11/01/26 ...........       2,665,000         2,751,906
     Non-State Supported Debt, Ozanam Hall of Queens Nursing Home, 5.00%, 11/01/31 ...........       2,500,000         2,548,475
     Non-State Supported Debt, School Districts Bond Financing, Refunding, Series C,
     MBIA Insured, 5.00%, 4/01/35 ............................................................       7,525,000         7,799,813
     Non-State Supported Debt, School Districts Bond Financing, Series B, MBIA Insured,
       5.00%, 10/01/34 .......................................................................       5,000,000         5,216,600
     Non-State Supported Debt, The New York Hospital Medical Center of Queens, FHA Insured,
       4.75%, 2/15/37 ........................................................................       5,000,000         4,883,850
     Non-State Supported Debt, University of Rochester, Series B, 5.00%, 7/01/32 .............       7,645,000         7,926,871
     North Shore L.I. Jewish Group, Pre-Refunded, 5.50%, 5/01/33 .............................       2,500,000         2,766,275
     Nursing Home, Center for Nursing, FHA Insured, Pre-Refunded, 5.55%, 8/01/37 .............       8,435,000         8,726,851
     Nursing Home, Wesley Garden, FHA Insured, 6.125%, 8/01/35 ...............................       1,815,000         1,828,994
     Rockefeller University, Series A1, 5.00%, 7/01/32 .......................................      11,500,000        11,878,810
     Second Hospital, Interfaith Medical Center, Series D, Pre-Refunded, 5.40%, 2/15/28 ......      14,000,000        14,266,560
     Second Hospital, St. Clare's Hospital, Series B, 5.40%, 2/15/25 .........................       6,500,000         6,607,510
     Skidmore College, FGIC Insured, 5.00%, 7/01/33 ..........................................       6,565,000         6,817,884
     St. Francis Hospital, Series A, MBIA Insured, 5.50%, 7/01/29 ............................       1,000,000         1,037,900
     St. John's University, MBIA Insured, Pre-Refunded, 5.25%, 7/01/25 .......................       5,770,000         5,893,363
     St. John's University, Series A, MBIA Insured, Pre-Refunded, 5.25%, 7/01/25 .............       5,310,000         5,723,861
     State Rehabilitation Assn., Series A, AMBAC Insured, 5.00%, 7/01/23 .....................       1,725,000         1,799,848
     State Supported Debt, Mental Health, Series D, 6.00%, 8/15/21 ...........................          25,000            25,374
     State Supported Debt, Mental Health, Series D, FSA Insured, Pre-Refunded, 5.50%,
       2/15/21 ...............................................................................          95,000           100,719
     State Supported Debt, Mental Health, Series D, FSA Insured, Pre-Refunded, 5.50%,
       8/15/21 ...............................................................................         205,000           217,341
     State Supported Debt, Mental Health, Series D, FSA Insured, Pre-Refunded, 5.25%,
       8/15/30 ...............................................................................         165,000           173,875
     State Supported Debt, Mental Health Facilities, Series B, 5.00%, 2/15/28 ................       7,690,000         7,903,705
     State Supported Debt, Mental Health Facilities, Series B, Pre-Refunded, 5.00%, 2/15/28...       1,505,000         1,633,151
     State Supported Debt, Mental Health Services, Refunding, Series A, 5.75%, 8/15/22 .......          10,000            10,145
     State Supported Debt, Mental Health Services, Refunding, Series A, 5.75%, 2/15/27 .......          15,000            15,217
     State Supported Debt, Mental Health Services, Refunding, Series B, 5.75%, 8/15/12 .......         275,000           278,977
     State Supported Debt, Mental Health Services, Series B, MBIA Insured, 6.00%, 2/15/25 ....          40,000            42,162
     State Supported Debt, Mental Health Services, Series B, MBIA Insured, 6.00%, 2/15/30 ....          30,000            31,634
     State Supported Debt, Mental Health Services, Series B, MBIA Insured, Pre-Refunded,
       6.00%, 2/15/25 ........................................................................         600,000           635,952


28 | Semiannual Report

Franklin New York Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
                                                                                                     AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York State Dormitory Authority Revenues, (continued)
     State Supported Debt, Mental Health Services, Series B, MBIA Insured, Pre-Refunded,
       6.00%, 2/15/30 ........................................................................   $     535,000   $       567,057
     State Supported Debt, Mental Health Services, Series D, FSA Insured, 5.50%, 2/15/21 .....          10,000            10,536
     State Supported Debt, Mental Health Services, Series D, FSA Insured, 5.50%, 8/15/21 .....          15,000            15,804
     State Supported Debt, Mental Health Services, Series D, FSA Insured, 5.25%, 8/15/30 .....         210,000           217,608
     State Supported Debt, Mental Health Services, Series D, FSA Insured, Pre-Refunded,
       5.50%, 2/15/21 ........................................................................          15,000            15,903
     State Supported Debt, Mental Health Services, Series D, FSA Insured, Pre-Refunded,
       5.50%, 8/15/21 ........................................................................          30,000            31,806
     State Supported Debt, Mental Health Services, Series D, FSA Insured, Pre-Refunded,
       5.25%, 8/15/30 ........................................................................         165,000           173,875
     State Supported Debt, Mental Health Services Facilities Improvement, Series B,
       MBIA Insured, 5.25%, 8/15/31 ..........................................................       3,645,000         3,793,461
     State Supported Debt, Mental Health Services Facilities Improvement, Series B,
       MBIA Insured, Pre-Refunded, 5.25%, 8/15/31 ............................................       2,380,000         2,549,480
     State Supported Debt, State University Educational Facilities, Pre-Refunded, 5.00%,
       5/15/17 ...............................................................................         420,000           427,417
     State Supported Debt, State University Educational Facilities, Pre-Refunded, 5.125%,
       5/15/21 ...............................................................................      10,985,000        11,190,969
     State Supported Debt, State University Educational Facilities, Refunding, 5.00%,
       5/15/17 ...............................................................................       3,180,000         3,229,354
     State Supported Debt, State University Educational Facilities, Refunding, 5.125%,
       5/15/21 ...............................................................................       1,105,000         1,121,575
     State Supported Debt, Upstate Community Colleges, Refunding, Series A, 5.00%,
       7/01/19 ...............................................................................       4,610,000         4,727,002
     State Supported Debt, Upstate Community Colleges, Refunding, Series A, 5.00%,
       7/01/28 ...............................................................................      16,360,000        16,652,353
     State Supported Debt, Upstate Community Colleges, Series A, Pre-Refunded, 5.00%,
       7/01/19 ...............................................................................       2,620,000         2,718,250
     State Supported Debt, Upstate Community Colleges, Series A, Pre-Refunded, 5.00%,
       7/01/28 ...............................................................................       9,315,000         9,664,312
     State University Adult Facility, Series B, Pre-Refunded, 5.375%, 5/15/23 ................       9,500,000        10,076,745
     The Highlands Living, FHA Insured, 6.60%, 2/01/34 .......................................       3,065,000         3,069,383
     W.K. Nursing Home Corp., FHA Insured, 6.05%, 2/01/26 ....................................       6,800,000         6,856,780
     Yeshiva University, AMBAC Insured, 5.125%, 7/01/29 ......................................      13,260,000        13,934,271
     Yeshiva University, AMBAC Insured, 5.125%, 7/01/34 ......................................      23,510,000        24,650,705
  New York State Dormitory Authority State Personal Income Tax Revenue, Education,
     Series A, 5.00%, 3/15/36 ................................................................       7,395,000         7,678,746
     Series A, 5.00%, 3/15/37 ................................................................      12,500,000        13,017,125
     Series A, AMBAC Insured, 5.00%, 3/15/34 .................................................      10,325,000        10,706,509
     Series C, 5.00%, 12/15/35 ...............................................................      34,000,000        35,428,680
     Series D, 5.00%, 3/15/36 ................................................................      30,000,000        31,208,400
  New York State Energy Research and Development Authority PCR, Niagara Mohawk Power
    Project, Refunding, Series A, AMBAC Insured, 5.15%, 11/01/25 .............................      20,000,000        20,614,800
  New York State Environmental Facilities Corp. PCR, State Water, Series E, 6.875%, 6/15/14 ..       1,190,000         1,191,892


                                                          Semiannual Report | 29

Franklin New York Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
                                                                                                     AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York State Environmental Facilities Corp. State Clean Water and Drinking Revenue,
     Revolving Funds,
       Pooled Financing, Series B, 5.25%, 5/15/31 ............................................   $   9,595,000   $     9,970,836
       Series C, 5.25%, 6/15/31 ..............................................................      37,600,000        39,106,632
  New York State HFA Service Contract Obligation Revenue,
     Series A, 6.50%, 3/15/24 ................................................................         330,000           330,436
     Series A, 6.50%, 3/15/25 ................................................................         860,000           861,135
     Series A, 6.00%, 3/15/26 ................................................................         970,000           980,709
     Series A-2003, 6.375%, 9/15/15 ..........................................................          30,000            30,038
     Series C, 6.30%, 3/15/22 ................................................................       1,950,000         1,952,418
     Series C, 5.50%, 3/15/25 ................................................................      17,015,000        17,249,126
  New York State HFA State Personal Income Tax Revenue, Economic Development and Housing,
     Series A,
       FGIC Insured, 5.00%, 9/15/34 ..........................................................      11,580,000        11,978,815
       Pre-Refunded, 5.125%, 9/15/28 .........................................................      12,425,000        13,508,211
  New York State HFAR,
     Children's Rescue Fund Housing, Series A, 7.625%, 5/01/18 ...............................       4,005,000         4,015,253
     Health Facilities of New York City, Refunding, Series A, 6.00%, 11/01/08 ................       2,400,000         2,422,704
     Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.10%, 11/01/15 .............      19,670,000        19,783,889
     Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.125%, 11/01/20 ............      26,570,000        26,697,802
     MFM, Refunding, Series B, AMBAC Insured, 6.35%, 8/15/23 .................................       2,280,000         2,284,332
     MFM, Series B, AMBAC Insured, 6.25%, 8/15/14 ............................................          80,000            80,112
  New York State Local Government Assistance Corp. Revenue, Refunding, Series B,
    MBIA Insured, 4.875%, 4/01/20 ............................................................       4,080,000         4,133,978
  New York State Medical Care Facilities Finance Agency Revenue,
     Hospital and Nursing Home, Mortgage Revenue, Series C, FHA Insured, 6.20%, 8/15/23 ......      10,235,000        10,290,064
     Hospital and Nursing Home, Series A, FHA Insured, 6.30%, 8/15/23 ........................       7,200,000         7,209,432
     Hospital and Nursing Home, Series A, FHA Insured, 6.375%, 8/15/33 .......................       5,880,000         5,887,938
     Mortgage Revenue Project, Series E, FHA Insured, 6.375%, 2/15/35 ........................      13,200,000        13,217,820
     Security Mortgage, 2006, Series A, 6.375%, 11/15/20 .....................................       7,090,000         7,098,792
  New York State Municipal Bond Bank Agency School Purpose Revenue, Series C,
     5.25%, 6/01/21 ..........................................................................       5,110,000         5,401,321
     5.25%, 12/01/21 .........................................................................       8,025,000         8,482,505
     5.25%, 6/01/22 ..........................................................................       3,400,000         3,583,600
     5.25%, 12/01/22 .........................................................................       5,000,000         5,270,000
     5.00%, 6/01/23 ..........................................................................       5,925,000         6,128,761
     5.00%, 12/01/23 .........................................................................       3,000,000         3,103,170
  New York State Municipal Bond Bank Agency Special Program Revenue, Buffalo, Series A,
    AMBAC Insured, 5.25%, 5/15/31 ............................................................       4,145,000         4,303,298
  New York State Power Authority Revenue, Series A, 5.25%,
     11/15/30 ................................................................................       2,000,000         2,064,820
     11/15/40 ................................................................................       9,000,000         9,269,010
  New York State Thruway Authority General Revenue,
     AMBAC Insured, 5.00%, 1/01/30 ...........................................................      10,000,000        10,348,700
     Refunding, Series G, FSA Insured, 5.00%, 1/01/30 ........................................      10,000,000        10,434,900
     Refunding, Series H, FGIC Insured, 5.00%, 1/01/37 .......................................      55,810,000        58,140,067
     Revenue, Series G, FSA Insured, 5.00%, 1/01/32 ..........................................      35,000,000        36,476,300
     Series E, FGIC Insured, Pre-Refunded, 5.00%, 1/01/25 ....................................       5,500,000         5,561,765


30 | Semiannual Report

Franklin New York Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
                                                                                                     AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York State Thruway Authority Highway and Bridge Trust Fund Revenue,
     Refunding, Series C, AMBAC Insured, 5.00%, 4/01/19 ......................................   $  20,000,000   $    20,923,000
     Refunding, Series C, AMBAC Insured, 5.00%, 4/01/20 ......................................      18,835,000        19,666,000
     Series A, FGIC Insured, Pre-Refunded, 5.00%, 4/01/17 ....................................       9,000,000         9,301,140
     Series A, FGIC Insured, Pre-Refunded, 5.00%, 4/01/20 ....................................       2,500,000         2,663,975
     Series A, FGIC Insured, Pre-Refunded, 5.00%, 4/01/21 ....................................       2,500,000         2,663,975
     Series B-1, FGIC Insured, Pre-Refunded, 5.75%, 4/01/15 ..................................       2,000,000         2,134,060
     Series B-1, FGIC Insured, Pre-Refunded, 5.75%, 4/01/16 ..................................       2,000,000         2,134,060
  New York State Thruway Authority Revenue, State Personal Income Tax, Transportation,
    Series A, 5.00%, 3/15/22 .................................................................      14,270,000        14,836,519
  New York State Thruway Authority Service Contract Revenue, Local Highway and Bridge,
     AMBAC Insured, Pre-Refunded, 5.375%, 4/01/19 ............................................      10,555,000        11,174,578
     Pre-Refunded, 5.75%, 4/01/19 ............................................................      30,000,000        31,292,700
  New York State Urban Development Corp. Revenue,
     Correctional Facilities Service Contract, Series A, MBIA Insured, Pre-Refunded, 5.00%,
       1/01/18 ...............................................................................      12,000,000        12,254,520
     Correctional Facilities Service Contract, Series A, Pre-Refunded, 5.00%, 1/01/28 ........      14,000,000        14,296,660
     Correctional Facilities Service Contract, Series B, Pre-Refunded, 5.00%, 1/01/25 ........      21,055,000        21,667,911
     Correctional Facilities Service Contract, Series C, AMBAC Insured, Pre-Refunded, 6.00%,
       1/01/29 ...............................................................................      34,135,000        35,485,722
     Correctional Facilities Service Contract, Series D, FSA Insured, Pre-Refunded, 5.25%,
       1/01/30 ...............................................................................      10,000,000        10,598,100
     FGIC Insured, 5.00%, 3/15/29 ............................................................       7,000,000         7,262,710
     Personal Income Tax, Series C-1, FGIC Insured, Pre-Refunded, 5.00%, 3/15/28 .............       4,900,000         5,297,733
     Personal Income Tax, Series C-1, Pre-Refunded, 5.00%, 3/15/25 ...........................       3,225,000         3,486,773
     Personal Income Tax, State Facilities, Series A, Pre-Refunded, 5.25%, 3/15/32 ...........      20,000,000        21,584,400
     State Personal Income Tax, Series B Empire State, MBIA Insured, Pre-Refunded, 5.00%,
       3/15/33 ...............................................................................      11,010,000        11,903,682
     State Personal Income Tax, Series B Empire State, Pre-Refunded, 5.125%, 3/15/29 .........       9,000,000         9,784,620
  Niagara Falls City School District COP, High School Facility, Pre-Refunded, 5.375%,
    6/15/28 ..................................................................................       5,000,000         5,104,000
  Niagara Falls Public Water Authority Revenue, Series A, MBIA Insured, 5.00%, 7/15/34 .......       9,000,000         9,310,770
  Orangetown Housing Authority Housing Facilities Revenue, Senior Housing Center Project,
    Refunding, MBIA Insured, zero cpn., 4/01/30 ..............................................      21,170,000         6,074,096
  Otsego County IDA Civic Facility Revenue, Hartwick College Project, Series A, Pre-Refunded,
    5.50%, 7/01/19 ...........................................................................       3,400,000         3,550,688
  Port Authority of New York and New Jersey Revenue, Consolidated, One Hundred Forty-Eighth
    Series, FSA Insured, 5.00%, 8/15/34 ......................................................      30,000,000        31,527,300
  Rensselaer Municipal Leasing Corp. Leasehold Mortgage Revenue, Rensselaer County
     Nursing Home,
       Series A, 6.90%, 6/01/24 ..............................................................       9,210,000         9,282,298
       Series B, 6.90%, 6/01/24 ..............................................................       3,080,000         3,104,178
  Sachem Central School District Holbrook GO, Series B, MBIA Insured, Pre-Refunded, 5.00%,
     10/15/27 ................................................................................       3,885,000         4,232,047
     10/15/28 ................................................................................       2,000,000         2,178,660
  Sales Tax Asset Receivable Corp. Revenue, Series A, AMBAC Insured, 5.00%,
     10/15/29 ................................................................................      22,500,000        23,439,600
     10/15/32 ................................................................................     104,975,000       109,232,786


                                                          Semiannual Report | 31

Franklin New York Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
                                                                                                     AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  St. Lawrence County IDA Civic Facility Revenue, Clarkson University Project, Series A,
    5.50%, 7/01/29 ...........................................................................   $   6,000,000   $     6,270,660
  Suffolk County Judicial Facilities Agency Service Agreement Revenue, John P. Cohalan
    Complex, AMBAC Insured, 5.00%, 4/15/16 ...................................................       2,720,000         2,812,290
  Syracuse IDA Civic Facility Revenue, Crouse Health Hospital Inc., Project A,
     5.25%, 1/01/16 ..........................................................................       4,000,000         3,656,640
     5.375%, 1/01/23 .........................................................................       4,760,000         4,019,011
  Tompkins County IDAR, Civic Facility, Cornell University, Pre-Refunded, 5.75%, 7/01/30 .....       7,510,000         8,054,024
  Triborough Bridge and Tunnel Authority Revenues,
     5.00%, 11/15/24 .........................................................................       6,965,000         7,396,551
     5.00%, 11/15/32 .........................................................................      20,000,000        20,908,400
     5.00%, 11/15/37 .........................................................................      30,000,000        31,239,900
     Convention Center Project, Series E, zero cpn., 1/01/12 .................................      21,625,000        18,470,345
     General, Series A, 5.00%, 11/15/35 ......................................................       9,155,000         9,516,073
     General Purpose, Refunding, Series A, 5.00%, 1/01/27 ....................................      34,500,000        35,535,000
     General Purpose, Refunding, Series A, MBIA Insured, 5.00%, 1/01/32 ......................       3,770,000         3,868,925
     General Purpose, Refunding, Series B, 5.125%, 11/15/29 ..................................      17,175,000        17,853,928
     General Purpose, Refunding, Series B, 5.00%, 11/15/32 ...................................      10,000,000        10,295,100
     General Purpose, Refunding, Series B, MBIA Insured, 5.00%, 11/15/27 .....................      10,000,000        10,380,700
     General Purpose, Series A, 5.00%, 1/01/32 ...............................................       6,110,000         6,249,675
     General Purpose, Series A, MBIA Insured, Pre-Refunded, 5.00%, 1/01/32 ...................      20,230,000        21,569,631
     General Purpose, Series A, Pre-Refunded, 5.125%, 1/01/31 ................................      24,310,000        26,034,794
     General Purpose, Series A, Pre-Refunded, 5.00%, 1/01/32 .................................      34,340,000        36,613,995
     General Purpose, Series B, MBIA Insured, Pre-Refunded, 5.20%, 1/01/27 ...................       4,110,000         4,646,150
     General Purpose, Series B, Pre-Refunded, 5.20%, 1/01/27 .................................      15,000,000        16,956,750
     General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30 .................................      32,185,000        37,274,736
     Refunding, MBIA Insured, 5.00%, 11/15/26 ................................................      10,000,000        10,362,600
     Refunding, MBIA Insured, 5.00%, 11/15/32 ................................................      22,875,000        23,601,510
     Series A, FGIC Insured, 5.00%, 1/01/32 ..................................................       1,970,000         2,021,693
     sub. bond, AMBAC Insured, 5.00%, 11/15/28 ...............................................      15,000,000        15,561,150
  TSASC Inc. New York Revenue, Tobacco Flexible Amortization Bonds, Series 1,
     Pre-Refunded, 6.25%,
       7/15/27 ...............................................................................      35,000,000        36,988,700
       7/15/34 ...............................................................................      40,000,000        42,272,800
  United Nations Development Corp. Revenue, senior lien, Refunding, Series A, 5.25%,
     7/01/23 .................................................................................       2,500,000         2,502,575
     7/01/25 .................................................................................       2,000,000         2,001,900
  Utica IDA Civic Facility Revenue,
     Munson-Williams-Proctor Institute, 5.40%, 7/15/30 .......................................       1,000,000         1,049,310
     Munson-Williams-Proctor Institute Project, Series A, 5.50%, 7/15/29 .....................       5,170,000         5,382,487
     Munson-Williams-Proctor Institute Project, Series A, Pre-Refunded, 5.50%, 7/15/29 .......       4,745,000         5,008,110
  Warren and Washington IDA Civic Facility Revenue, Series A, FSA Insured, 5.00%, 12/01/27 ...       8,115,000         8,364,536
  Westchester Tobacco Asset Securitization Corp. Revenue,
     Capital Appreciation, Pre-Refunded, 6.75%, 7/15/29 ......................................      15,000,000        16,433,400
     Refunding, 5.00%, 6/01/26 ...............................................................       2,000,000         1,936,680
     Refunding, 5.125%, 6/01/38 ..............................................................       7,000,000         6,430,480


32 | Semiannual Report

Franklin New York Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
                                                                                                     AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  Yonkers GO,
     Refunding, Series B, MBIA Insured, 5.00%, 8/01/30 .......................................   $   7,710,000   $     7,997,352
     Refunding, Series B, MBIA Insured, 5.00%, 8/01/35 .......................................      17,130,000        17,700,943
     Series A, AMBAC Insured, 5.00%, 9/01/31 .................................................      12,490,000        12,945,385
                                                                                                                 ----------------
                                                                                                                   4,911,703,166
                                                                                                                 ----------------
  U.S. TERRITORIES 0.7%
  PUERTO RICO 0.6%
  Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
     Pre-Refunded,
       5.00%, 7/01/36 ........................................................................       4,000,000         4,425,320
       5.50%, 7/01/36 ........................................................................      10,000,000        11,430,100
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Refunding, Series A, 5.00%, 7/01/38 .....................................................         575,000           575,115
     Series A, Pre-Refunded, 5.00%, 7/01/38 ..................................................      11,425,000        11,648,702
  Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series A,
    MBIA Insured, Pre-Refunded, 5.00%, 8/01/31 ...............................................       4,000,000         4,244,960
                                                                                                                 ----------------
                                                                                                                      32,324,197
                                                                                                                 ----------------
  VIRGIN ISLANDS 0.1%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
     10/01/15 ................................................................................       2,500,000         2,547,950
     10/01/18 ................................................................................       2,500,000         2,542,675
                                                                                                                 ----------------
                                                                                                                       5,090,625
                                                                                                                 ----------------
  TOTAL U.S. TERRITORIES .....................................................................                        37,414,822
                                                                                                                 ----------------
  TOTAL LONG TERM INVESTMENTS (COST $4,723,629,952) ..........................................                     4,949,117,988
                                                                                                                 ----------------
  SHORT TERM INVESTMENTS 0.6%
  MUNICIPAL BONDS 0.6%
  NEW YORK 0.6%
b Long Island Power Authority Electric System Revenue,
     Sub Series 2, Daily VRDN and Put, 3.53%, 5/01/33 ........................................       2,600,000         2,600,000
     Sub Series 3B, Daily VRDN and Put, 3.43%, 5/01/33 .......................................       9,500,000         9,500,000
b New York City GO,
     Series B, Sub Series B-5, MBIA Insured, Daily VRDN and Put, 3.56%, 8/15/22 ..............       4,200,000         4,200,000
     Sub Series H-1, Daily VRDN and Put, 3.52%, 1/01/36 ......................................       1,000,000         1,000,000
b New York City Transitional Finance Authority Revenue, New York City Recovery, Series 1,
    Sub Series 1C, Daily VRDN and Put, 3.57%, 11/01/22 .......................................      10,100,000        10,100,000
b Triborough Bridge and Tunnel Authority Revenues, sub. bond, Refunding, Series CD,
    FSA Insured, Weekly VRDN and Put, 3.52%, 1/01/19 .........................................       1,750,000         1,750,000
                                                                                                                 ----------------
                                                                                                                      29,150,000
                                                                                                                 ----------------


                                                          Semiannual Report | 33

Franklin New York Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL
                                                                                                    AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  PUERTO RICO 0.0% c
b Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
    Series A, AMBAC Insured, Weekly VRDN and Put, 3.50%, 7/01/28 .............................   $     700,000   $       700,000
                                                                                                                 ----------------
  TOTAL SHORT TERM INVESTMENTS (COST $29,850,000) ............................................                        29,850,000
                                                                                                                 ----------------
  TOTAL INVESTMENTS (COST $4,753,479,952) 98.8% ..............................................                     4,978,967,988
  OTHER ASSETS, LESS LIABILITIES 1.2% ........................................................                        58,637,329
                                                                                                                 ----------------
  NET ASSETS 100.0% ..........................................................................                   $ 5,037,605,317
                                                                                                                 ================

See Selected Portfolio Abbreviations on page 35.

a A portion or all of the securities purchased on a when-issued or delayed delivery basis. See Note 1(b).

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

c Rounds to less than 0.1% of net assets.


34 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin New York Tax-Free Income Fund

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2007 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

AMBAC - American Municipal Bond Assurance Corp.
CD    - Certificate of Deposit
COP   - Certificate of Participation
ETM   - Escrow to Maturity
FGIC  - Financial Guaranty Insurance Co.
FHA   - Federal Housing Authority/Agency
FSA   - Financial Security Assurance Inc.
GO    - General Obligation
HFA   - Housing Finance Authority/Agency
HFAR  - Housing Finance Authority Revenue
IDA   - Industrial Development Authority/Agency
IDAR  - Industrial Development Authority Revenue
MBIA  - Municipal Bond Investors Assurance Corp.
MFM   - Multi-Family Mortgage
MTA   - Metropolitan Transit Authority
PCR   - Pollution Control Revenue
PFAR  - Public Financing Authority Revenue
XLCA  - XL Capital Assurance


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 35

Franklin New York Tax-Free Income Fund

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2007 (unaudited)

Assets:
   Investments in securities:
      Cost ........................................   $4,753,479,952
                                                      --------------
      Value .......................................   $4,978,967,988
   Cash ...........................................           38,007
   Receivables:
      Capital shares sold .........................        7,674,021
      Interest ....................................       66,899,120
                                                      --------------
         Total assets .............................    5,053,579,136
                                                      --------------

Liabilities:
   Payables:
      Investment securities purchased .............        5,351,075
      Capital shares redeemed .....................        7,317,150
      Affiliates ..................................        2,664,201
   Accrued expenses and other liabilities .........          641,393
                                                      --------------
         Total liabilities ........................       15,973,819
                                                      --------------
            Net assets, at value ..................   $5,037,605,317
                                                      ==============

Net assets consist of:
   Paid-in capital ................................   $4,800,287,304
   Undistributed net investment income ............        4,932,147
   Net unrealized appreciation (depreciation) .....      225,488,036
   Accumulated net realized gain (loss) ...........        6,897,830
                                                      --------------
            Net assets, at value ..................   $5,037,605,317
                                                      ==============


36 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin New York Tax-Free Income Fund

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
November 30, 2007 (unaudited)

CLASS A:
   Net assets, at value .......................................................   $4,495,935,719
                                                                                  ==============
   Shares outstanding .........................................................      384,791,265
                                                                                  ==============
   Net asset value per share a ................................................   $        11.68
                                                                                  ==============
   Maximum offering price per share (net asset value per share / 95.75%) ......   $        12.20
                                                                                  ==============

CLASS B:
   Net assets, at value .......................................................   $  160,855,300
                                                                                  ==============
   Shares outstanding .........................................................       13,799,011
                                                                                  ==============
   Net asset value and maximum offering price per share a .....................   $        11.66
                                                                                  ==============

CLASS C:
   Net assets, at value .......................................................   $  300,751,323
                                                                                  ==============
   Shares outstanding .........................................................       25,761,176
                                                                                  ==============
   Net asset value and maximum offering price per share a .....................   $        11.67
                                                                                  ==============

ADVISOR CLASS:
   Net assets, at value .......................................................   $   80,062,975
                                                                                  ==============
   Shares outstanding .........................................................        6,849,493
                                                                                  ==============
   Net asset value and maximum offering price per share a .....................   $        11.69
                                                                                  ==============

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 37

Franklin New York Tax-Free Income Fund

STATEMENT OF OPERATIONS
for the six months ended November 30, 2007 (unaudited)

Investment income:
   Interest .................................................................   $123,113,912
                                                                                ------------
Expenses:
   Management fees (Note 3a) ................................................     11,279,625
   Distribution fees: (Note 3c)
      Class A ...............................................................      1,944,365
      Class B ...............................................................        545,664
      Class C ...............................................................        921,408
   Transfer agent fees (Note 3e) ............................................      1,030,488
   Custodian fees ...........................................................         37,945
   Reports to shareholders ..................................................         79,053
   Registration and filing fees .............................................         23,280
   Professional fees ........................................................         58,627
   Trustees' fees and expenses ..............................................         48,031
   Other ....................................................................        110,453
                                                                                ------------
         Total expenses .....................................................     16,078,939
                                                                                ------------
            Net investment income ...........................................    107,034,973
                                                                                ------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from investments ................................      4,223,705
   Net change in unrealized appreciation (depreciation) on investments ......     (7,880,436)
                                                                                ------------
Net realized and unrealized gain (loss) .....................................     (3,656,731)
                                                                                ------------
Net increase (decrease) in net assets resulting from operations .............   $103,378,242
                                                                                ============


38 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin New York Tax-Free Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   -------------------------------------
                                                                                    SIX MONTHS ENDED
                                                                                   NOVEMBER 30, 2007       YEAR ENDED
                                                                                      (UNAUDITED)         MAY 31, 2007
                                                                                   -------------------------------------
Increase (decrease) in net assets:

   Operations:
      Net investment income ....................................................   $     107,034,973    $   211,305,061
      Net realized gain (loss) from investments ................................           4,223,705          5,260,922
      Net change in unrealized appreciation (depreciation) on investments ......          (7,880,436)       (15,534,012)
                                                                                   -------------------------------------
            Net increase (decrease) in net assets resulting from operations ....         103,378,242        201,031,971
                                                                                   -------------------------------------
   Distributions to shareholders from:
      Net investment income:
         Class A ...............................................................         (96,140,522)      (191,502,107)
         Class B ...............................................................          (3,225,454)        (7,557,235)
         Class C ...............................................................          (5,370,211)        (9,704,153)
         Advisor Class .........................................................          (1,518,996)        (2,228,955)
      Net realized gains:
         Class A ...............................................................                  --         (1,937,898)
         Class B ...............................................................                  --            (87,429)
         Class C ...............................................................                  --           (111,585)
         Advisor Class .........................................................                  --            (21,060)
                                                                                   -------------------------------------
   Total distributions to shareholders .........................................        (106,255,183)      (213,150,422)
                                                                                   -------------------------------------
   Capital share transactions: (Note 2)
         Class A ...............................................................          86,774,236         71,162,127
         Class B ...............................................................         (17,083,371)       (28,690,236)
         Class C ...............................................................          27,988,541         28,184,266
         Advisor Class .........................................................          18,437,660         17,472,974
                                                                                   -------------------------------------
   Total capital share transactions ............................................         116,117,066         88,129,131
                                                                                   -------------------------------------

   Redemption fees .............................................................              11,957              3,574
                                                                                   -------------------------------------
            Net increase (decrease) in net assets ..............................         113,252,082         76,014,254
Net assets:
   Beginning of period .........................................................       4,924,353,235      4,848,338,981
                                                                                   -------------------------------------
   End of period ...............................................................   $   5,037,605,317    $ 4,924,353,235
                                                                                   =====================================
Undistributed net investment income included in net assets:
   End of period ...............................................................   $       4,932,147    $     4,152,357
                                                                                   =====================================


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 39

Franklin New York Tax-Free Income Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin New York Tax-Free Income Fund (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a diversified, open-end investment company, consisting of one fund, the Franklin New York Tax-Free Income Fund (Fund). The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies

A. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

B. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.


40 | Semiannual Report

Franklin New York Tax-Free Income Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its income and net realized gains.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the fund and accounted for as an addition to paid-in capital.

G. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.


                                                          Semiannual Report | 41

Franklin New York Tax-Free Income Fund

2. SHARES OF BENEFICIAL INTEREST

At November 30, 2007, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

                                                               ------------------------------------------------------------
                                                                     SIX MONTHS ENDED                  YEAR ENDED
                                                                     NOVEMBER 30, 2007                MAY 31, 2007
                                                               ------------------------------------------------------------
                                                                  SHARES         AMOUNT          SHARES         AMOUNT
                                                               ------------------------------------------------------------
CLASS A SHARES:
   Shares sold ..............................................   23,451,345   $  272,077,519    33,282,533   $  391,611,132
   Shares issued in reinvestment of distributions ...........    4,965,708       57,610,223     9,744,624      114,532,681
   Shares redeemed ..........................................  (20,930,451)    (242,913,506)  (36,980,212)    (434,981,686)
                                                               ------------------------------------------------------------
   Net increase (decrease) ..................................    7,486,602   $   86,774,236     6,046,945   $   71,162,127
                                                               ============================================================
CLASS B SHARES:
   Shares sold ..............................................       35,228   $      406,936       106,686   $    1,249,501
   Shares issued in reinvestment of distributions ...........      182,166        2,109,776       430,784        5,053,701
   Shares redeemed ..........................................   (1,692,951)     (19,600,083)   (2,979,539)     (34,993,438)
                                                               ------------------------------------------------------------
   Net increase (decrease) ..................................   (1,475,557)  $  (17,083,371)   (2,442,069)  $  (28,690,236)
                                                               ============================================================
CLASS C SHARES:
   Shares sold ..............................................    4,015,644   $   46,586,041     5,480,988   $   64,455,332
   Shares issued in reinvestment of distributions ...........      314,315        3,644,969       545,120        6,404,637
   Shares redeemed ..........................................   (1,917,629)     (22,242,469)   (3,630,049)     (42,675,703)
                                                               ------------------------------------------------------------
   Net increase (decrease) ..................................    2,412,330   $   27,988,541     2,396,059   $   28,184,266
                                                               ============================================================
ADVISOR CLASS SHARES:
   Shares sold ..............................................    1,993,988   $   23,148,850     2,060,729   $   24,268,873
   Shares issued in reinvestment of distributions ...........       20,443          237,328        10,098          118,935
   Shares redeemed ..........................................     (426,285)      (4,948,518)     (588,105)      (6,914,834)
                                                               ------------------------------------------------------------
   Net increase (decrease) ..................................    1,588,146   $   18,437,660     1,482,722   $   17,472,974
                                                               ============================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

------------------------------------------------------------------------------------------
SUBSIDIARY                                                      AFFILIATION
------------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                              Investment manager
Franklin Templeton Services, LLC (FT Services)                  Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent


42 | Semiannual Report

Franklin New York Tax-Free Income Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE     NET ASSETS
--------------------------------------------------------------------------------
       0.625%           Up to and including $100 million
       0.500%           Over $100 million, up to and including $250 million
       0.450%           Over $250 million, up to and including $10 billion
       0.440%           Over $10 billion, up to and including $12.5 billion
       0.420%           Over $12.5 billion, up to and including $15 billion
       0.400%           Over $15 billion, up to and including $17.5 billion
       0.380%           Over $17.5 billion, up to and including $20 billion
       0.360%           In excess of $20 billion

Effective January 1, 2008, the Fund will pay fees based on the month-end net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE     NET ASSETS
--------------------------------------------------------------------------------
       0.625%           Up to and including $100 million
       0.500%           Over $100 million, up to and including $250 million
       0.450%           Over $250 million, up to and including $7.5 billion
       0.440%           Over $7.5 billion, up to and including $10 billion
       0.430%           Over $10 billion, up to and including $12.5 billion
       0.420%           Over $12.5 billion, up to and including $15 billion
       0.400%           Over $15 billion, up to and including $17.5 billion
       0.380%           Over $17.5 billion, up to and including $20 billion
       0.360%           In excess of $20 billion

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

C. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.


                                                          Semiannual Report | 43

Franklin New York Tax-Free Income Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES (CONTINUED)

In addition, under the Fund's Class B and C compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A .......................................................   0.10%
Class B .......................................................   0.65%
Class C .......................................................   0.65%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charge retained net of commisions paid to
   unaffiliated broker/dealers ...........................   $ 498,449
Contingent deferred sales charges retained ...............   $ 125,402

E. TRANSFER AGENT FEES

For the period ended November 30, 2007, the Fund paid transfer agent fees of $1,030,488, of which $634,806 was retained by Investor Services.

4. INCOME TAXES

At November 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ................................   $ 4,752,094,007
                                                       ===============

Unrealized appreciation ............................   $   236,360,140
Unrealized depreciation ............................        (9,486,159)
                                                       ---------------
Net unrealized appreciation (depreciation) .........   $   226,873,981
                                                       ===============

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and bond discounts and premiums.


44 | Semiannual Report

Franklin New York Tax-Free Income Fund

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2007, aggregated $410,682,004 and $271,656,511, respectively.

6. CONCENTRATION OF RISK

The Fund invests a large percentage of its total assets in obligations of issuers within New York and U.S. Territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York and U.S. Territories.

7. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.


                                                          Semiannual Report | 45

Franklin New York Tax-Free Income Fund

8. NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" (FIN 48), on November 30, 2007. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Fund has reviewed the tax positions for open tax years (tax years ended May 31, 2005 - 2007) and has determined that the implementation of FIN 48 did not have a material impact on the Fund's financial statements.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.


46 | Semiannual Report

Franklin New York Tax-Free Income Fund

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held July 12, 2007, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for the Fund. In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper report compared the Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional material accompanying such report was a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged the Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds,


                                                          Semiannual Report | 47

Franklin New York Tax-Free Income Fund

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in recent years. Consideration was also given to the experience of the Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person's fund management area so as to be aligned with the interests of Fund shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties, the high industry ranking given to the Franklin Templeton website, and the firsthand experience of individual Board members who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing such performance was given to the Lipper report furnished for the agreement renewal. The Lipper report prepared for the Fund showed the investment performance of its Class A shares during the year ended May 31, 2007, as well as the previous 10 years ended that date in comparison to a performance universe consisting of all retail and institutional New York municipal debt funds as selected by Lipper. The Lipper report showed the Fund's income return for the one-year period as well as for each of the previous three-, five- and 10-year periods on an annualized basis was in the highest quintile of its Lipper performance universe. The Lipper report showed the Fund's total return for the one-year period was in the middle quintile of such universe, and on an annualized basis was either in the highest or second-highest quintile of such universe during each of the previous three-, five- and 10-year periods. The Board expressed its satisfaction with such performance.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. Prior to making such comparison, the Board relied upon a survey showing that the scope of services covered under the Fund's investment management agreement was similar to those provided by fund managers to other mutual fund groups that would be used as a basis of comparison in the


48 | Semiannual Report

Franklin New York Tax-Free Income Fund

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

Lipper reports. In reviewing comparative costs, emphasis was given to the Fund's management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of a management fee, and total expenses, for comparative consistency, are shown by Lipper for fund Class A shares. The results of such expense comparisons showed that the contractual investment management fee rate for the Fund was above the median of its Lipper expense group, but its actual total expenses were in the least expensive quintile of its Lipper expense group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Lipper expense group as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to the Fund. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager's own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund's independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Fund's Board solely for their purposes and use in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity that financed up-front commissions paid to brokers/dealers who sold fund Class B shares prior to February 2005,


                                                          Semiannual Report | 49

Franklin New York Tax-Free Income Fund

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

when the offering of such shares was discontinued. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The fee structure under the Fund's investment management agreement provides an initial fee of 0.625% on the first $100 million of assets; 0.50% on the next $150 million of assets; 0.45% on the next $9.75 billion of net assets; 0.44% on the next $2.5 billion of net assets; and thereafter declines by 0.02% for each subsequent $2.5 billion of net assets until it reaches a final breakpoint of 0.36% for assets in excess of $20 billion. The Fund's net assets were approximately $4.9 billion at December 31, 2006, and the Board believes that to the extent any economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment management agreement provides a sharing of benefits with the Fund and its shareholders.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.


50 | Semiannual Report

Franklin New York Tax-Free Income Fund

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                          Semiannual Report | 51

                       This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

FRANKLIN TEMPLETON FUNDS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund 1
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Growth Opportunities Fund 2
Franklin Small Cap Growth Fund II 3
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund 1
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 1
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 4
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Focused Core Equity Fund
Franklin Growth Fund
Franklin Rising Dividends Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund 5
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund 5
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund
Templeton Income Fund
Templeton International Bond Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 8
Colorado
Connecticut
Florida
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 7
Michigan 7
Minnesota 7
Missouri
New Jersey
New York 8
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance
  Products Trust 9

1. The fund is closed to new investors. Existing shareholders and select retirement plans can continue adding to their accounts.

2. Effective 11/1/07, Franklin Aggressive Growth Fund changed its name to Franklin Growth Opportunities Fund. The fund's investment goal and strategy remained the same.

3. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

4. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7. The fund invests primarily in insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


12/07                                          Not part of the semiannual report

    [LOGO](R)
FRANKLIN TEMPLETION                   One Franklin Parkway
    INVESTMENTS                       San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN NEW YORK
TAX-FREE INCOME FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


115 S2007 01/08


      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A+

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    January 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    January 25, 2008


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    January 25, 2008